Other administrative expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other administrative expenses
Travel expenses and marketing	kr (11)	kr (10)	kr (9)
IT and information system (fees incl.)	(166)	(165)	(163)
Other fees	(35)	(32)	(33)
Premises	(10)	(9)	(7)
Other	(7)	(6)	(4)
Total other administrative expenses	kr (229)	kr (222)	kr (216)